Contingencies (Details) ¥ in Millions							1 Months Ended
	Aug. 06, 2020 USD ($)	Aug. 06, 2020 CNY (¥)	Nov. 19, 2019	Sep. 03, 2018	Jan. 01, 2016 USD ($)	Jan. 01, 2016 CNY (¥)	Dec. 29, 2020 USD ($)	Dec. 29, 2020 CNY (¥)	Nov. 22, 2019 USD ($) shares	Nov. 22, 2019 CNY (¥) shares	Jun. 24, 2019	Mar. 18, 2019	Jan. 29, 2019
Contingencies (Details) [Line Items]
Compensate plaintiff amount	$ 71,000	¥ 0.5
Outstanding balance							$ 4,400,000	¥ 30.4
Mining machine units									80,000	80,000
Remaining payment plus interest									$ 40,499,000	¥ 282.2
Wangjing Technology Co., Ltd [Member]
Contingencies (Details) [Line Items]
Economic losses and reasonable rights					$ 431,000	¥ 3.0
Hangzhou Intermediate People’s Court [Member]
Contingencies (Details) [Line Items]
Civil action filed, description				The plaintiff claimed damages totaling approximately RMB53.9 million (approximately $7,735,000) and demanded rescission of the original purchase contract. The Court has forced to restrict cash amounted to RMB14,934,103 (approximately $2,143,000) from the Company’s bank accounts for the period from September 18, 2018 to September 17, 2019. On November 5, 2019, the Hangzhou Intermediate People’s Court ruled that Zhejiang Ebang shall pay the plaintiff, within 10 days after the verdict becoming effective, liquidity damages and logistics expenses totaling RMB178,611 (approximately $26,000) and rejected the plaintiff’s other requests. The plaintiff has filed an appeal, and in April 2020, the Hangzhou Higher People’s Court dismissed the appeal and affirmed the original judgement. An aggregate amount of RMB13,319,900 (approximately $1,912,000) was judicially frozen by the court has been released on April 15, 2020. The land use right with original cost of RMB18,117,700 (approximately $2,600,000) judicially frozen by the court from October 11, 2018 has been released on January 9, 2020							one of our customers filed a civil action in the Hangzhou Intermediate People’s Court against the Company in relation to the sales of 80,000 units of mining machines amounting to RMB403.2 million (approximately $57,865,000) pursuant to an executed sales contract. The plaintiff claimed that only 24,000 units out of the 80,000 units were received, and the remaining 56,000 units were still pending to be delivered. For the delivered 24,000 units of mining machines, the quality did not meet the plaintiff’s specifications. The plaintiff sought to rescind the sales contract and supplementary contract, return the 24,000 units of mining machines, which cannot meet the agreed performance, and asked for the return of partial payment totaling RMB120.96 million (approximately $17,359,000) under the sales contract and undertake the legal expenses.		The defendant had purchased from the Company, and the Company had delivered 90,000 units of mining machines for a total amount of RMB453.6 million (approximately $65,098,000) pursuant to an executed sales contract. The defendant has paid RMB380 million (approximately $54,535,000), and the Company is seeking payment of the remaining balance of RMB73.6 million (approximately $10,563,000) plus interest and legal expenses. On August 15, 2019, the defendant filed a counterclaim against the Company, primarily alleging incompletion of delivery of products, only 65,000 units out of 90,000 units of mining machines were delivered and accepted, and the defendant sought for the refund of the payment of the alleged undelivered products of 25,000 mining machines amounted to RMB52.4 million (approximately $7,520,000) plus interest and legal expenses.
Baoshan Intermediate People’s Court [Member]
Contingencies (Details) [Line Items]
Civil action filed, description												The defendant had purchased from the Company, and the Company had delivered 10,000 units of mining machines for a total amount of RMB50.4 million (approximately $7,233,000). The defendant has paid RMB20 million (approximately $2,870,000), and the Company is seeking the payment of the outstanding balance of RMB30.4 million (approximately $4,363,000). On September 23, 2019, the defendant filed a counterclaim against the Company, primarily alleging failure to deliver products of 10,000 units of mining machines, and sought for the refund of the payment of the alleged undelivered products amounted to RMB10 million (approximately $1,435,000) plus interest and legal expenses.
High Court of the Hong Kong Special Administrative Region [Member]
Contingencies (Details) [Line Items]
Civil action filed, description			the Company filed a civil action in the High Court of the Hong Kong Special Administrative Region, Court of First Instance against one of the Company’s suppliers, alleging breach of contract for delivering defective products and seeking damages in the total of $25.1 million plus interest and costs. Further, at this stage, the management of the Company, together with the trail counsel of this case, do not believe the possibility and magnitude of the outcomes of the aforementioned lawsuit can be reasonably estimated.